Subsequent Events - Pathfinder - Interim (Details)			5 Months Ended
	Oct. 09, 2026 $ / shares $ / xrp shares	Nov. 06, 2025 USD ($)	Dec. 31, 2025 USD ($)	Oct. 07, 2026 USD ($)	Aug. 12, 2026 $ / xrp	Jun. 30, 2026 USD ($)	Oct. 19, 2025
Related Party | Revolving Credit Facility | Related Party Credit Facility | Line of Credit
Subsequent Event [Line Items]
Related party credit facility, maximum borrowing capacity | $		$ 1,000,000.0
Related party credit facility, amount outstanding | $			$ 0			$ 0
Related party credit facility, repayment period after triggering event		5 days
Affiliated Entity
Subsequent Event [Line Items]
Subscription agreement, ownership threshold							9.90%
Parent
Subsequent Event [Line Items]
Contribution agreement, ownership threshold							9.90%
Pathfinder | Related Party | Revolving Credit Facility | Related Party Credit Facility | Line of Credit
Subsequent Event [Line Items]
Related party credit facility, maximum borrowing capacity | $		$ 7,000,000.0
Related party credit facility, amount outstanding | $			$ 1,174,305			$ 6,554,788
Related party credit facility, repayment period after triggering event		5 days	5 days
Pathfinder | Affiliated Entity
Subsequent Event [Line Items]
Subscription agreement, ownership threshold							9.90%
Subsequent Event
Subsequent Event [Line Items]
XRP Signing price per unit (in dollars per XRP) | $ / xrp					2.36609
Price per XRP | $ / xrp	1.43069
Equity interests issued price (in usd per share) | $ / shares	$ 10.00
Advance and delayed subscription agreement, ownership threshold	39.90%
Subsequent Event | Affiliated Entity
Subsequent Event [Line Items]
Subscription agreement, ownership threshold	9.90%
Subsequent Event | Sponsor
Subsequent Event [Line Items]
Subscription agreement, shares received (in shares)	30,233,211
Subscription agreement, ownership threshold	19.90%
Subsequent Event | Parent
Subsequent Event [Line Items]
Contribution agreement, ownership threshold	9.90%
Subsequent Event | Pathfinder
Subsequent Event [Line Items]
XRP Signing price per unit (in dollars per XRP) | $ / xrp					2.36609
Price per XRP | $ / xrp	1.43069
Equity interests issued price (in usd per share) | $ / shares	$ 10.00
Advance and delayed subscription agreement, ownership threshold	39.90%
Subsequent Event | Pathfinder | Related Party | Revolving Credit Facility | Related Party Credit Facility | Line of Credit
Subsequent Event [Line Items]
Related party credit facility, maximum borrowing capacity | $				$ 10,000,000.0
Related party credit facility, amount outstanding | $				$ 9,700,000
Related party credit facility, repayment period after triggering event	5 days
Subsequent Event | Pathfinder | Affiliated Entity
Subsequent Event [Line Items]
Subscription agreement, ownership threshold	9.90%
Subsequent Event | Pathfinder | Sponsor
Subsequent Event [Line Items]
Subscription agreement, shares received (in shares)	30,233,211
Subscription agreement, ownership threshold	19.90%
Subsequent Event | Pathfinder | Parent
Subsequent Event [Line Items]
Contribution agreement, ownership threshold	9.90%
Subsequent Event | Pubco Class A Common Stock
Subsequent Event [Line Items]
Maximum ownership percentage of common stock outstanding					39.90%
Advance and delayed subscription agreement, shares issued (in shares)	11,748,249
Subsequent Event | Pubco Class A Common Stock | Affiliated Entity
Subsequent Event [Line Items]
Subscription agreement, shares received (in shares)	661,867
Subscription agreement, ownership threshold	9.90%
Subsequent Event | Pubco Class A Common Stock | Parent
Subsequent Event [Line Items]
Contribution agreement, shares received (in shares)	1,678,382
Subsequent Event | Pubco Class A Common Stock | Pathfinder
Subsequent Event [Line Items]
Maximum ownership percentage of common stock outstanding					39.90%
Advance and delayed subscription agreement, shares issued (in shares)	11,748,249
Subsequent Event | Pubco Class A Common Stock | Pathfinder | Affiliated Entity
Subsequent Event [Line Items]
Subscription agreement, shares received (in shares)	661,867
Subscription agreement, ownership threshold	9.90%
Subsequent Event | Pubco Class A Common Stock | Pathfinder | Parent
Subsequent Event [Line Items]
Contribution agreement, shares received (in shares)	1,678,382
Subsequent Event | Pubco Class C Common Stock
Subsequent Event [Line Items]
Advance and delayed subscription agreement, shares issued (in shares)	2,359,038
Subsequent Event | Pubco Class C Common Stock | Pathfinder
Subsequent Event [Line Items]
Advance and delayed subscription agreement, shares issued (in shares)	2,359,038
Subsequent Event | Pathfinder Units | Affiliated Entity
Subsequent Event [Line Items]
Subscription agreement, shares received (in shares)	6,491,583
Subsequent Event | Pathfinder Units | Parent
Subsequent Event [Line Items]
Contribution agreement, shares received (in shares)	16,461,545
Subsequent Event | Pathfinder Units | Pathfinder | Affiliated Entity
Subsequent Event [Line Items]
Subscription agreement, shares received (in shares)	6,491,583
Subsequent Event | Pathfinder Units | Pathfinder | Parent
Subsequent Event [Line Items]
Contribution agreement, shares received (in shares)	16,461,545